INCOME TAXES - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
INCOME TAXES
Current tax		¥ 370,946	¥ (474,874)		¥ 734,620
Deferred tax		(131,718)	669,161		(353,410)
Income tax (benefit) / expense	$ 34,363	¥ 239,228	¥ 194,287	[1]	¥ 381,210	[1]

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.